Investment in Securities - Additional Information (Detail) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021 JPY (¥) Investment	Dec. 31, 2020 JPY (¥)	Dec. 31, 2021 JPY (¥) Investment	Dec. 31, 2020 JPY (¥)	Mar. 31, 2021 JPY (¥) Investment
Schedule of Investments [Line Items]
Unrealized Holding Gain Loss On Equity Securities	¥ (427)	¥ 30,525	¥ 30,891	¥ 67,858
Investment funds fair value	¥ 17,414		¥ 17,414		¥ 9,384
Number of investment securities in an unrealized loss position | Investment	577		577		638
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 8,373		¥ 8,373		¥ 7,374
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Allowance For Credit Losses For accrued interest receivable on Debt securities available-for-sale	0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	9,739		9,739		4,940
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	43	¥ 41	131	¥ 45
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	7,675		7,675		2,907
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 0		¥ 0		¥ 1,537